Dear Current and Future Shareholders,

The performance of the bond market in 2001 was one of the few bright spots in an otherwise difficult year. The economy was beginning to slow even before the events of September. Afterward, it was as if a wet towel was thrown on consumer spending. The Federal Reserve's eleven rate reductions during the year effectively reduced the Federal Funds rate from 6% to 1.75%, and yet this was barely enough to prevent the economy from falling into a more serious recession. Real Gross Domestic Production, the most widely used measure of economic growth, contracted 1.3% during the third quarter from a slightly positive .3% rate in the second quarter (not a good trajectory). Surprisingly, despite this, the economic pundits have already started calling for a recovery, making this either the shortest recession on record, or one of the most optimistic cases of wishful thinking of all times. In any case, statistics concerning the fourth quarter will be closely watched.

Duration as a risk management tool was ineffective in 2001 as positioning along the yield curve had more of an impact on performance. As short rates plummeted, intermediate term bonds were the primary beneficiaries. Our intermediate orientation helped in this regard and contributed to the bulk of the outperformance. A good example of this is the fact that long-term treasuries were only up 3.5% during the year while two-year notes returned 8.2%. Furthermore, a number of well-publicized bombs hit the market in 2001 including the sudden demise of Enron, the massive underperformance of the property and casualty insurers after September 11, and the sudden, yet expected, downgrade of both Ford and GMAC paper to BBB+ by Standards & Poor's. On top of all of this, rising unemployment and massive layoffs in the securities industry made Wall Street not such a fun place to work last year.

"Where do we go from here?" and "What can we expect for this year?" are the two most often asked questions. One thing for sure is the fact that the Fed has used up most of their firepower with overnight rates well below 2%. Sadly, we also believe that investors are going to have to get comfortable with lower returns, as it would almost be impossible to replicate last year's fixed income performance starting from such a low base. The fixed income market, however, still has a couple of things going for it. Firstly, with such a steep yield curve, the process of "rolling down the yield curve" that we have talked about in the past becomes an even more powerful total return mechanism. Secondly, and perhaps more importantly, the decline in yields during the past year mostly has been confined to the Treasury market. In other sectors, such as the corporate and mortgage markets, incremental yield spreads are at close to historic highs. One can easily make the case that if in fact the economy does start to improve next year (and the performance in equities in the fourth quarter supports this), these spreads should narrow. Most corporations (and indeed most homeowners for that matter) have used this decline in rates to refinance their balance sheets. This, in and of itself, should buoy spreads even without an economic recovery (and could possibly add tremendous momentum to any rally that might occur). The flip side of this argument is that even if rates do trend higher, we believe that the inevitable compression in yield spreads in the corporate and mortgage sectors will more than compensate for price declines.

Therefore, all in all, the outlook for bonds in 2002 is really not all that bad. With inflation practically non-existent, real rates of return (nominal rates minus inflation) are still quite high. Also, the Federal Reserve surely will be in no hurry to raise rates on the heels of such a difficult period. Therefore, bonds might again be the preferred asset class in 2002, but this is probably just wishful thinking from a bond investor who has come off a good year.

Sincerely,
/S/ John D. Knox

John D. Knox
Managing Director
Trainer Wortham & Company, Inc.



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THE TRAINER WORTHAM TOTAL RETURN BOND FUND HOLDS 2.03% OF FORD, AND 2.24% OF GENERAL MOTORS ACCEPTANCE CORP.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE U.S. GOVERNMENT GUARANTEES THE PAYMENT OF PRINCIPAL AND INTEREST ON U.S. TREASURY SECURITIES, WHILE THE PRINCIPAL AND INVESTMENT RETURN OF TRAINER WORTHAM FUNDS ARE NOT GUARANTEED AND WILL VARY OVER TIME. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT AFFILIATED WITH FIRST REPUBLIC BANK AND IS NOT A BANK. TRAINER WORTHAM & CO., INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM TOTAL RETURN BOND FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MARKET
   AMOUNT                                                                          VALUE
-----------                                                                     -----------
              FIXED INCOME SECURITIES - 93.91%
              U.S. GOVERNMENT TREASURY - 11.14%
 $1,000,000   U.S. Treasury Notes, 5.500%, 02/15/08 .......................     $ 1,044,141
  1,000,000   U.S. Treasury Notes, 7.250%, 08/15/22 .......................       1,177,188
    500,000   U.S. Treasury Notes, 6.125%, 08/15/29 .......................         530,821
                                                                                -----------
                  TOTAL U.S. GOVERNMENT TREASURY (COST $2,671,044) ........       2,752,150
                                                                                -----------
              U.S. GOVERNMENT AGENCY - 56.19%
    450,000   Federal National Mortgage Association
              6.150%, 08/18/08 ............................................         462,834
    218,124   Federal Home Loan Mortgage Corp. Series #1647 B,
              6.500%, 11/15/08 ............................................         222,640
  1,000,000   Federal Home Loan Mortgage Corp.
              6.450%, 04/29/09 ............................................       1,011,636
  1,500,000   Federal National Mortgage Association
              6.500%, 04/29/09 ............................................       1,520,774
  1,000,000   Federal National Mortgage Association
              6.300%, 03/21/11 ............................................       1,019,441
    183,660   Federal Home Loan Mortgage Corp. Gold Pool #E65534,
              6.500%, 10/01/11 ............................................         188,486
    330,429   Federal National Mortgage Association Pool #421151,
              6.000%, 05/01/13 ............................................         334,431
     52,345   Federal National Mortgage Association Pool #523853,
              11.000%, 11/01/13 ...........................................          57,423
    358,037   Federal National Mortgage Association Pool #479939,
              5.500%, 01/01/14 ............................................         355,335
    328,097   Federal National Mortgage Association Pool #483994,
              6.000%, 04/01/14 ............................................         330,723
    358,682   Federal National Mortgage Association Pool #572134,
              6.500%, 02/01/16 ............................................         366,035
      1,492   Federal National Mortgage Association Pool #41474,
              7.500%, 04/01/17 ............................................           1,562
      6,129   Federal Home Loan Mortgage Corp. Pool #141248,
              7.500%, 07/01/17 ............................................           6,455
  1,037,081   Federal Home Loan Mortgage Corp. Series #2043 PC,
              6.250%, 11/15/19 ............................................       1,042,583
    138,849   Federal Home Loan Mortgage Corp. Gold Pool #A01632,
              10.500%, 12/01/20 ...........................................         156,931
    271,051   Federal National Mortgage Association Pool #100285,
              9.500%, 12/15/20 ............................................         301,972
  1,000,000   Federal Home Loan Mortgage Corp. Series #2330 PW,
              6.000%, 02/15/22 ............................................       1,022,165


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                                       MARKET
   AMOUNT                                                                          VALUE
-----------                                                                     -----------
   $232,856   Government National Mortgage Association Pool #331266,
              8.000%, 08/15/22 ............................................     $   246,539
    232,159   Federal Home Loan Mortgage Corp. Gold Pool #D72664,
              7.000%, 07/01/26 ............................................         237,632
     82,235   Federal Home Loan Mortgage Corp. Gold Pool #C80442,
              7.000%, 10/01/26 ............................................          84,174
    339,952   Government National Mortgage Association Pool #407955,
              6.500%, 10/15/27 ............................................         342,578
    340,304   Federal National Mortgage Association Pool #251568,
              6.500%, 03/01/28 ............................................         342,117
    914,648   Federal Home Loan Mortgage Corp. Gold Pool #G00943,
              6.000%, 07/01/28 ............................................         902,042
    375,746   Government National Mortgage Association Pool #458485,
              6.500%, 08/15/28 ............................................         378,027
    899,443   Government National Mortgage Association Pool #457825,
              6.500%, 10/15/28 ............................................         904,904
    614,152   Federal National Mortgage Association Pool #252342,
              6.500%, 04/01/29 ............................................         617,031
    396,920   Government National Mortgage Association Pool #506810,
              7.000%, 08/15/29 ............................................         406,205
    729,433   Federal National Mortgage Association Pool #533853,
              7.000%, 03/01/30 ............................................         744,381
    264,876   Federal National Mortgage Association Pool #538687,
              7.500%, 06/01/30 ............................................         273,711
                                                                                -----------
                  TOTAL U.S. GOVERNMENT AGENCY (COST $13,591,717) .........      13,880,767
                                                                                -----------
              CORPORATE BONDS - 26.58%
    250,000   Hydro-Quebec
              6.720%, 03/16/05 ............................................         266,098
    400,000   Commercial Credit Company
              7.375%, 04/15/05 ............................................         433,177
    440,000   Abn-Amro Bank NV
              7.250%, 05/31/05 ............................................         474,349
    500,000   DaimlerChrysler NA Holdings
              7.750%, 06/15/05 ............................................         528,858
    500,000   Ford Motor Credit Co.
              6.875%, 02/01/06 ............................................         501,159
    400,000   WorldCom, Inc.
              8.000%, 05/15/06 ............................................         426,183
    200,000   Salomon Smith Barney Holdings, Inc.
              7.125%, 10/01/06 ............................................         214,598


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                DECEMBER 31, 2001
--------------------------------------------------------------------------------

    FACE                                                                          MARKET
   AMOUNT                                                                          VALUE
-----------                                                                     -----------
$   100,000   Union Pacific Resources Corp.
              7.000%, 10/15/06 ............................................     $   104,807
    500,000   Sears Roebuck Acceptance Corp.
              7.000%, 06/15/07 ............................................         516,885
    500,000   Time Warner, Inc.
              8.180%, 08/15/07 ............................................         553,340
    500,000   General Motors Acceptance Corp.
              5.850%, 01/14/09 ............................................         470,581
    500,000   Sprint Capital Corp.
              6.375%, 05/01/09 ............................................         489,289
    400,000   Goldman Sachs Group, Inc.
              7.350%, 10/01/09 ............................................         422,220
    250,000   SBC Communications, Inc.
              6.625%, 11/01/09 ............................................         258,246
    250,000   Goldman Sachs Group, Inc.
              6.875%, 01/15/11 ............................................         256,475
    457,500   Comp De Desarollo Aeropu (Note 5)
              10.190%, 05/31/11 ...........................................         321,394
    200,000   Empresa Nacional Electric
              7.875%, 02/01/27 ............................................         173,155
    151,503   Norwest Asset Securities Corp., 1997-13 A1,
              6.750%, 09/25/27 ............................................         154,131
                                                                                -----------
                  TOTAL CORPORATE BONDS (COST $6,618,007) .................       6,564,945
                                                                                -----------
                  TOTAL FIXED INCOME SECURITIES (COST $22,880,768) ........      23,197,862
                                                                                -----------
  SHARES
-----------
              SHORT TERM INVESTMENTS - 5.07%
  1,251,606   PNC Bank, Money Market Fiduciary, 1.88% .....................       1,251,606
                                                                                -----------
                  TOTAL SHORT-TERM INVESTMENTS (COST $1,251,606) ..........       1,251,606
                                                                                -----------
                  TOTAL INVESTMENTS (COST $24,132,374**) - 98.98% .........      24,449,468
                  OTHER ASSETS LESS OTHER LIABILITIES - 1.02% .............         253,369
                                                                                -----------
                  NET ASSETS - 100.00% ....................................     $24,702,837
                                                                                -----------

** Cost for Federal income tax purposes is $24,132,374 and net unrealized appreciation consists of:

       Gross unrealized appreciation ......................................     $   560,973
       Gross unrealized depreciation ......................................        (243,879)
                                                                                -----------
                    Net unrealized appreciation ...........................     $   317,094
                                                                                ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               TOTAL RETURN
                                                                                BOND FUND
                                                                               ------------
ASSETS
   Investments in securities at market value (identified cost $24,132,374)
     (Notes 1 and 5) ......................................................     $24,449,468
   Receivables:
     Dividends and interest ...............................................         276,758
   Other assets ...........................................................              39
                                                                                -----------
     TOTAL ASSETS .........................................................      24,726,265
                                                                                -----------
 LIABILITIES
   Payable to advisor .....................................................          14,095
   Accrued expenses .......................................................           9,333
                                                                                -----------
     TOTAL LIABILITIES ....................................................          23,428
                                                                                -----------
NET ASSETS
   (applicable to outstanding shares of 2,432,179; unlimited shares of  $0.001
     par value authorized) ................................................     $24,702,837
                                                                                ===========
   Net asset value, offering and redemption price per share ...............     $     10.16
                                                                                ===========

SOURCE OF NET ASSETS (NOTE 2)
   Paid-in capital ........................................................     $24,401,692
   Overdistributed net investment income ..................................         (21,057)
   Accumulated net realized gains:
     Long-term ............................................................           5,108
   Unrealized appreciation ................................................         317,094
                                                                                -----------
      NET ASSETS ..........................................................     $24,702,837
                                                                                ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               TOTAL RETURN
                                                                                BOND FUND
                                                                               ------------
INVESTMENT INCOME
   Interest ...............................................................     $  849,141
                                                                                ----------
     TOTAL INCOME .........................................................        849,141
                                                                                ----------
EXPENSES
   Advisory fees (Note 4) .................................................         61,130
   Bookkeeping and pricing ................................................         18,173
   Administrator expense ..................................................         18,033
   Transfer agent fees ....................................................         16,688
   Trustees' fees and expenses ............................................         10,367
   Legal expense ..........................................................          5,660
   Registration expense ...................................................          4,339
   Independent accountants ................................................          3,598
   Custodian fees .........................................................          3,347
   Reports to shareholders ................................................          3,016
   Other ..................................................................            155
                                                                                ----------
TOTAL EXPENSES ............................................................        144,506
   Expenses waived and reimbursed (Note 4) ................................         (8,702)
                                                                                ----------
   NET EXPENSES ...........................................................        135,804
                                                                                ----------
   NET INVESTMENT INCOME ..................................................        713,337
                                                                                ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from security transactions ...........................        131,409
   Net change in unrealized appreciation (depreciation) of investments ....        298,114
                                                                                ----------
   Net realized and unrealized gain on investments ........................        429,523
                                                                                ----------
   Net increase in net assets resulting from operations ...................     $1,142,860
                                                                                ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 TOTAL RETURN BOND FUND
                                                              -----------------------------
                                                               SIX MONTHS
                                                                  ENDED            YEAR
                                                              DECEMBER 31,        ENDED
                                                                  2001           JUNE 30,
                                                              (UNAUDITED)          2001
                                                              ------------      -----------
OPERATIONS
   Net investment income ...................................  $   713,337       $ 1,288,682
   Net realized gain on investments ........................      131,409           150,590
   Net change in unrealized appreciation of investments ....      298,114           759,007
                                                              -----------       -----------
   Net increase in net assets resulting from operations ....    1,142,860         2,198,279
                                                              -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income ................     (754,826)       (1,301,242)
   Distributions from realized gains on investments ........     (224,543)               --
                                                              -----------       -----------
     Total distributions ...................................     (979,369)       (1,301,242)
                                                              -----------       -----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold ................................      500,203         9,280,156
   Receipt from shares issued on reinvestment of distributions    842,663         1,046,051
   Shares redeemed .........................................   (4,696,651)       (2,661,895)
                                                              -----------       -----------
   Net increase (decrease) in net assets resulting from
     beneficial interest transactions (a) ..................   (3,353,785)        7,664,312
                                                              -----------       -----------
     Total increase (decrease) in net assets ...............   (3,190,294)        8,561,349
NET ASSETS
   Beginning of period .....................................   27,893,131        19,331,782
                                                              -----------       -----------
   End of period ...........................................  $24,702,837       $27,893,131
                                                              ===========       ===========

   (a) Transactions in shares of beneficial interest were:
       Shares sold .........................................       48,925           923,901
       Shares issued on reinvestment of distributions ......       82,522           104,144
       Shares redeemed .....................................     (453,996)         (263,227)
                                                              -----------       -----------
       Net increase (decrease) .............................     (322,549)          764,818
       Beginning balance ...................................    2,754,728         1,989,910
                                                              -----------       -----------
       Ending balance ......................................    2,432,179         2,754,728
                                                              ===========       ===========


THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                        TOTAL RETURN BOND FUND
                                          ----------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                            PERIOD
                                          DECEMBER 31,         YEARS ENDED JUNE 30,            ENDED
                                             2001     -------------------------------------  JUNE 30,
                                          (UNAUDITED)  2001      2000      1999      1998      1997 1
                                          ----------- -------   -------   -------   -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.13   $  9.71   $  9.96   $ 10.25   $ 10.08   $10.00
                                            -------   -------   -------   -------   -------   ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ................       0.29      0.52      0.52      0.47      0.52     0.41
  Net gains (losses) on securities
    (both realized and unrealized) .....       0.14      0.43     (0.20)    (0.18)     0.25     0.08
                                            -------   -------   -------   -------   -------   ------
    Total from investment operations ...       0.43      0.95      0.32      0.29      0.77     0.49
                                            -------   -------   -------   -------   -------   ------
  LESS DISTRIBUTIONS
  ------------------
  Dividends from net investment
     income ............................      (0.30)    (0.53)    (0.52)    (0.47)    (0.53)   (0.40)
  Distributions from capital gains .....      (0.10)       --     (0.05)    (0.11)    (0.07)      --
  Distributions in excess of capital
    gains ..............................         --        --        --        --        --    (0.01)
                                            -------   -------   -------   -------   -------   ------
    Total distributions ................      (0.40)    (0.53)    (0.57)    (0.58)    (0.60)   (0.41)
                                            -------   -------   -------   -------   -------   ------
NET ASSET VALUE, END OF PERIOD .........    $ 10.16   $ 10.13   $  9.71   $  9.96   $ 10.25   $10.08
                                            =======   =======   =======   =======   =======   ======
TOTAL RETURN ...........................      4.26%#    9.94%     3.31%     2.80%     7.84%    4.90%+

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's) .    $24,703   $27,893   $19,332   $16,926   $11,976   $8,479
  Ratios of expenses to average net
    assets before reimbursement of
       expenses by Advisor .............      1.06%*    1.10%     1.38%     1.46%     1.68%    2.01%*
    after reimbursement of expenses
       by Advisor ......................      1.00%*    0.99%     0.98%     1.20%     1.20%    0.88%*
  Ratios of net investment income (loss)
    to average net assets
    before reimbursement of expenses
       by Advisor ......................      5.19%*    5.23%     4.89%     4.55%     4.86%    4.53%*
    after reimbursement of expenses
       by Advisor ......................      5.25%*    5.34%     5.29%     4.81%     5.34%    5.66%*
  Portfolio turnover rate ..............         2%#      57%       16%       57%       83%     112%+

--------------------------------------------
1 The Total Return Bond Fund commenced operations on October 1, 1996. + Since inception, not annualized.
*  Annualized.
#  Not annualized.

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Semi-Annual Report relates solely to the Trainer Wortham Total Return Bond Fund (the "Fund").

The Fund seeks to maximize total return consistent with preservation of capital. The Fund will invest in U.S. Government and agency securities, investment grade corporate bonds and other fixed-income securities. The Fund will seek to produce conservative, risk adjusted returns.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities or listed securities, in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)          DECEMBER 31, 2001
--------------------------------------------------------------------------------

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - DISTRIBUTIONS TO SHAREHOLDERS
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the six months ended December 31, 2001 and the year ended June 30, 2001 was as follows:

                                       SIX MONTHS ENDED          YEAR ENDED
                                       DECEMBER 31, 2001        JUNE 30, 2001
                                      ------------------        -------------
Distributions paid from:
Ordinary income .....................      $754,826              $1,301,242
Long-term capital gain ..............       224,543                      --
                                           --------              -----------
   Total Distributions ..............      $979,369              $1,301,242
                                           ========              ===========

As of June 30, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ................................    $  20,432
Undistributed long-term capital gains ........................       98,242
Unrealized appreciation ......................................       18,980
                                                                  ---------
   Distributable earnings ....................................    $ 137,654
                                                                  =========

NOTE 3 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the period ended December 31, 2001 are as follows:

                                             PURCHASES        SALES
                                             ---------      ----------
Total Return Bond Fund                        $478,064      $4,745,300

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONCLUDED)         DECEMBER 31, 2001
--------------------------------------------------------------------------------

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for certain of the Trust's series pursuant to three separate investment advisory agreements (each an "Agreement"). Under the terms of the Agreement with respect to the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.45% of the average daily net assets of the Fund. During the six months ended December 31, 2001, the Trust paid the Advisor fees of $61,130 on behalf of the Fund. The Advisor has agreed, pursuant to an Operating Expenses Agreement, to waive its advisory fees and/or reimburse other operating expenses in amounts necessary to limit the annual operating expenses of the Fund to 1.00% of the Fund's average daily net assets during the current fiscal year. For the six months ended December 31, 2001, the Advisor waived and reimbursed expenses amounting to $8,702 for the Fund. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $95,507 of which $69,117 can be recouped through June 30, 2003 and $26,390 can be recouped through June 30, 2004.

NOTE 5 - RESTRICTED SECURITIES
The Fund owns certain investment securities, which are restricted as to resale. Accordingly, these securities are valued at fair value in good faith by or under the direction of the Trust's Board of Trustees, taking into consideration such factors including recent private sales, market conditions and the issuer's financial performance. At December 31, 2001, the Fund owned the following securities, which may not be sold without registration under the Securities Act of 1933:

TOTAL RETURN BOND FUND
                         ACQUISITION           UNIT   MARKET        AMORTIZED
      SECURITY               DATE       PAR    PRICE   VALUE  % TNA   COST
      --------           ------------ -------- ----- -------- ----- ---------
Comp De Desarollo Aeropu
   10.190%, 05/31/11     07/16/97     $457,500 70.25 $321,394 1.30% $499,075

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

                              TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS
David P. Como
PRESIDENT

John D. Knox
VICE PRESIDENT

Robert J. Vile
VICE PRESIDENT

James G. Shaw
TREASURER

Mary Jane Maloney
SECRETARY

INVESTMENT ADVISOR
Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY 10022


AUDITORS
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
1500 JFK Boulevard
Philadelphia, PA 19102


CUSTODIAN
PFPC Trust Company, Inc.
8800 Tinicum Blvd.
Philadelphia, PA 19153


FUND ADMINISTRATION
PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406-- DFU 3/02

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:
Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell


                             ---------------------
                             TRAINER WORTHAM FUNDS
                             ---------------------


                                   866.TWFUNDS
                                  866.893.8637

         THIS REPORT IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


                   845 Third Avenue, New York, New York 10022
                       866.TWFUNDSowww.trainerwortham.com






                             ---------------------
                             TRAINER WORTHAM FUNDS
                             ---------------------

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2001


                             TOTAL RETURN BOND FUND